Document and Entity Information	6 Months Ended
Jun. 30, 2024
Entity Listings [Line Items]
Document Type	POS AM
Entity Registrant Name	Adagio Medical Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002006986
Amendment Flag	true
Amendment Description	On November [__], 2024, the Company filed a Form 8-K with the SEC (the "Non-Reliance 8-K") noting that the previously issued (i) audited consolidated financial statements of Adagio Medical, Inc., a wholly owned subsidiary of the Company ("Adagio"), as of December 31, 2023 and for the fiscal years ended December 31, 2023 and 2022 and (ii) unaudited condensed consolidated financial statements of Adagio as of March 31, 2024 and for the three months ended March 31, 2024 and 2023, which were reported in the registration statement on Form S-4 initially filed by the Company with the SEC on April 19, 2024 declared effective on July 12, 2024 in connection with the Business Combination (as defined and described below) and incorporated by reference to the Current Report on Form 8-K filed by the Company on August 6, 2024 (the "Business Combination Super 8-K"), and (iii) unaudited condensed consolidated financial statements of Adagio as of June 30, 2024 and for the six months ended June 30, 2024 and 2023, which were reported in an amendment to the Business Combination Super 8-K on Form 8-K/A filed with the SEC on August 14, 2024 (the periods referenced in clause (i), (ii), and (iii), the "Relevant Periods") should no longer be relied upon with respect to the error described below and should be restated. In addition, any earnings releases or other communications relating to the Relevant Periods should no longer be relied upon with respect to the errors described below.In accordance with Staff Accounting Bulletin No. 99, "Materiality," the Company determined that the Adagio's financial statements for the Relevant Periods were materially misstated and should be restated. The misstatement relates solely to the recording of accrued interest in both "Convertible notes payables, current" and "Other accrued liabilities", resulting in an overstatement of accrued interest. The restatement does not impact the ending balances as presented on Adagio's unaudited pro forma condensed combined financial information for the Relevant Periods. As described in the Non-Reliance 8-K, on October [__], 2024, the audit committee of the Company's board of directors, after discussion with the Company's management concluded, that the Company's previously issued financial statements for the Relevant Periods as included in the Company's Business Combination Super 8-K filed on July 31, 2024 with the SEC, should no longer be relied upon and should be corrected for the errors described above. Additionally, the Company's management have discussed with WithumSmith+Brown, PC, the Company's independent registered public accounting firm, the matters disclosed in the Non-Reliance 8-K. As such, the Company is filing this Amendment No. 1 to include Adagio's restated financial statements and Management's Discussion and Analysis of Financial Condition and Results of Operation for the Relevant Periods.